Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments		$ 670	$ (3,432)
Cash Payment Of Fair Value Remeasurement		2,531	2,224
Gain (loss) on derivative instruments	[1]	$ 3,201	$ (1,208)

[1]	In the three months ended March 31, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt (See Note 8).